Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurement:
Interest rate swap agreements, gross asset value	$ 14.9
Level 1
Fair Value Measurement:
Marketable securities with Level 1 fair value inputs	417.0	511.3
Level 2
Fair Value Measurement:
Interest rate swap agreements, gross liability balance	$ 12.2	$ 27.6